Plant and Equipment (Capital Work in Progress) (Details) - Gross carrying amount [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Additions	$ 79,131	$ 14,900
Capital Work in Progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	68,214	$ 10,812
Lindero Project [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	59,356
Caylloma M&I Property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	7,062
San Jose Property Plant and Mine Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	$ 1,796